CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 11,592	$ 11,803	$ 5,958
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	7,887	7,393	6,748
Stock-based compensation	933	690	336
Compensation associated with acquisition of subsidiary	0	128	755
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(6,677)	(1,649)	(3,333)
Other operating assets	(2,317)	152	(480)
Deferred tax assets, net	1,133	(194)	222
Trade payables	1,874	1,746	(1,279)
Other operating liabilities	383	333	(804)
Deferred revenues and customer advances	2,508	(2,372)	(408)
Accrued severance pay, net	(50)	762	698
Net cash provided by operating activities	17,266	18,792	8,413
Cash flows from investing activities:
Purchase of property and equipment	(4,129)	(1,327)	(482)
Capitalized software development costs	(5,392)	(3,464)	(4,735)
Issuance expenses relating to FIS and IDIT acquisition	0	0	(102)
Earn-out payment with respect to Harcase acquisition	0	0	(952)
Cash acquired, net of payments for business acquisitions	0	0	3,741
Restricted cash	(210)	(68)	0
Net cash used in investing activities	(9,731)	(4,859)	(2,530)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,689	1,199	207
Repurchase of shares	0	(7,000)	0
Issuance of shares upon public offering, net	37,791	0	0
Distribution of dividend	(5,802)
Dividend to non-controlling interests	(157)	(182)	(134)
Net cash provided by (used in) financing activities	33,521	(5,983)	73
Effect of exchange rate changes on cash	207	(360)	(678)
Increase in cash and cash equivalents	41,263	7,590	5,278
Cash and cash equivalents at beginning of year	29,050	21,460	16,182
Cash and cash equivalents at end of year	70,313	29,050	21,460
Cash paid during the year for:
Interest	7	2	16
Income taxes	$ 739	$ 1,752	$ 162